Subsequent events (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Jan. 02, 2014 Subsequent event	Feb. 27, 2014 Subsequent event Revolving credit facility Baidu
Subsequent events
Share options granted		3,750,000
Vesting period		4 years
Vesting percentage		6.25%
Share options granted (in dollars per share)		$ 0.01
Maximum borrowing capacity			$ 300
Maturity term	5 years		3 years
Interest rate as a percent of benchmark lending rate published by the People's Bank of China			90.00%